Transactions and Balances with Related Parties (Details) - Schedule of non current assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of non current assets [Abstract]
Short term loan to a related party (loan from Medigus to Gix Internet) (note 4F)	[1]		$ 1,265
Short term loan to a related party (loan from Medigus to Laminera) (note 4N)		93
Short term loan to a related party (loan from Charging Robotics to Revoltz) (note 4I)		62
Credit line to Parazero (note 4M)		391
Non current assets, total		$ 546	$ 1,265

[1]	Gix Internet is consolidated commencing February 28, 2022.